TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
TAXES ON INCOME
NOTE 12 - TAXES ON INCOME:

a.	Entera Bio Ltd.

The Company is taxed according to Israeli tax laws:

1)	Measurement of results for tax purposes

The Company measures its results for tax purposes in nominal terms in NIS based on financial reporting under Israeli accounting principles, while (as detailed in note 2) the functional currency of the Company is the U.S. dollar and the Company’s financial statements are measured in U.S. dollars and in accordance with IFRS. Therefore, there are differences between the Company’s taxable income (loss) and income (loss) reflected in these financial statements.

2)	Tax rates

The income of the Company is subject to the Israel corporate tax rates.

The corporate tax rate is 24% in 2017 and 23% in 2018 and thereafter.

Capital gains are subject to capital gain tax according to the corporate tax rate for the year during which the assets are sold.

b.	Entera Bio Inc.

Entera Bio Inc. is taxed according to U.S. tax laws. The Company’s income is taxed in the United States at the rate of 21%.

c.	Losses for tax purposes carried forward to future years

Entera Bio Ltd.

The balance of carryforward losses as of December 31, 2019 and 2018 are approximately $31 million and $21 million, respectively.

Under Israeli tax law, tax loss carry forward have no expiration date.

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.  The Company has not created deferred tax assets based on its carry forward losses and other temporary assets since their utilization is not expected in the foreseeable future.

d.	Reconciliation of the theoretical tax expense to actual tax expense

The main reconciling item between the statutory tax rate of the Company and the effective rate is unrecognized tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits (see above).

e.	Tax assessments

In accordance with the Income Tax Ordinance, as of December 31, 2019, all of the Company's tax assessments through tax year 2014 are considered final.